Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial instruments
There was no impact to the carrying amounts of financial assets and liabilities with the adoption of IFRS 9.

January 1, 2018 (in € thousands)	Classification pursuant to IAS 39	Original carrying amount pursuant to IAS 39	Classification pursuant to IFRS 9	New carrying amount pursuant to IFRS 9
Deposits	LaR	20	AC	20
Other receivables	LaR	3	AC	3
Other non-current financial assets		23		23
Trade receivables	LaR	6,814	AC	6,814
Deposits	LaR	2,099	AC	2,099
Other receivables	LaR	1,057	AC	1,057
Other current financial assets		3,156		3,156
Cash and cash equivalents	LaR	8,214	AC	8,214
Total financial assets		18,207		18,207
Borrowings	OFL	5,850	AC	5,850
Trade payables	OFL	11,489	AC	11,489
Other liabilities	OFL	6,515	AC	6,515
Other current financial liabilities		6,515		6,515
Total financial liabilities		23,854		23,854

	Classification pursuant to IFRS 9	Carrying amount	Measurement Categories		Fair Value
December 31, 2018 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	AC	21	21	—	—	—	—	—
Other receivables	AC	3	3	—	—	—	—	—
Other non-current financial assets		24	24	—	—	—	—	—
Trade receivables	AC	3,042	3,042	—	—	—	—	—
Deposits	AC	299	299	—	—	—	—	—
Other receivables	AC	615	615	—	—	—	—	—
Other current financial assets		914	914	—	—	—	—	—
Cash and cash equivalents	AC	11,095	11,095	—	—	—	—	—
Total financial assets		15,075	15,075	—	—	—	—	—
Borrowings	AC	12,125	12,125	12,259	—	12,259	—	12,259
Other non-current financial liabilities	AC	54	54	—	—	—	—	—
Trade payables	AC	10,166	10,166	—	—	—	—	—
Refund liabilities	AC	135	135	—	—	—	—	—
Other liabilities	AC	743	743	—	—	—	—	—
Other current financial liabilities		878	878	—	—	—	—	—
Total financial liabilities		23,223	23,223	12,259	—	12,259	—	12,259

The fair value of borrowings was determined using observable inputs (Level 2). The valuation considers the present value of expected future repayments, discounted using a market interest rate equal to the interest margin on the borrowings plus a three month euro LIBOR interest rate.

The following table shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories pursuant to IAS 39.

	Classification pursuant to IAS 39	Carrying amount	Measurement Categories		Fair Value
December 31, 2017 in € thousands			At amortized cost	At fair value	Level 1	Level 2	Level 3	Total
Deposits	LaR	20	20	—	—	—	—	—
Other receivables	LaR	3	3	—	—	—	—	—
Other non-current financial assets		23	23	—	—	—	—	—
Trade receivables	LaR	6,814	6,814	—	—	—	—	—
Deposits	LaR	2,099	2,099	—	—	—	—	—
Other receivables	LaR	1,057	1,057	—	—	—	—	—
Other current financial assets		3,156	3,156	—	—	—	—	—
Cash and cash equivalents	LaR	8,214	8,214	—	—	—	—	—
Total financial assets		18,207	18,207	—	—	—	—	—
Borrowings	OFL	5,850	5,850	6,284	—	6,284	—	6,284
Trade payables	OFL	11,489	11,489	—	—	—	—	—
Other liabilities	OFL	6,515	6,515	—	—	—	—	—
Other current financial liabilities		6,515	6,515	—	—	—	—	—
Total financial liabilities		23,854	23,854	6,284	—	6,284	—	6,284

Schedule of movements of financial liabilities
The following table shows the movements of financial liabilities:

				Non-Cash related changes
in € thousands	January 1, 2018	Cash related changes from operating activities	Cash related changes from financing activities	Changes in interest expenses	Other changes	December 31, 2018
Borrowings	5,850	(423)	6,248	450	—	12,125
Other non-current financial liabilities	—	—	—	—	54	54
Refund liabilities	—	—	—	—	135	135
Other liabilities	6,515	(559)	(5,730)	—	517	743
Other current financial liabilities	6,515	(559)	(5,730)	—	652	878
Total financial liabilities	12,365	(982)	518	450	706	13,057

Schedule of financial assets that are either past due or impaired

(in € thousands)	Carrying amount	Thereof neither past due nor impaired	Thereof past due as of the reporting date and impaired
December 31, 2018
Deposits	320	320	—
Other receivables	618	618	—
Other financial assets	938	938	—
Trade receivables	3,042	2,435	607
Total	3,980	3,373	607
December 31, 2017
Deposits	2,119	2,119	—
Other receivables	1,060	1,060	—
Other financial assets	3,179	3,179	—
Trade receivables	6,814	6,040	774
Total	9,993	9,219	774

Schedule of impairment of assets

(in € thousands)	Impairments
Balance at December 31, 2016	1,066
Impairment loss recognized	4,102
Amounts written off	(4,394)
Balance at December 31, 2017	774
Impairment loss recognized	1,203
Amounts written off	(1,370)
Balance at December 31, 2018	607

Schedule of liquidity risk
The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

		Contractual cash flows
December 31, 2018 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	12,125	12,125	3,750	8,375	—
Other non-current financial liabilities	54	54	—	54	—
Trade payables	10,166	10,166	10,166	—	—
Refund liabilities	135	135	135	—	—
Other liabilities	743	743	743	—	—
Other current financial liabilities	878	878	878	—	—
Total financial liabilities	23,223	23,223	14,794	8,429	—

		Contractual cash flows
December 31, 2017 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	5,850	6,284	6,284	—	—
Trade payables	11,489	11,489	11,489	—	—
Other current financial liabilities	6,515	6,515	6,515	—	—
Total financial liabilities	23,854	24,288	24,288	—	—

Schedule of currency risk
The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2018 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	1,841	985	132	154	147	19
Other financial assets	759	196	—	—	—	19
Cash and cash equivalents	3,993	6,767	218	264	448	2,136
Financial liabilities
Borrowings	(12,125)	—	—	—	—	—
Trade payables	(8,140)	(1,971)	(210)	(54)	(13)	(124)
Other financial liabilities	(385)	(627)	—	—	—	—
Net statement of financial position exposure	(14,057)	5,350	140	364	582	2,050

December 31, 2017 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	5,738	924	110	132	143	—
Other financial assets	2,355	240	—	—	—	2,500
Cash and cash equivalents	1,838	6,568	47	247	450	1,605
Financial liabilities
Borrowings	(5,850)	—	—	—	—	—
Trade payables	(6,711)	(4,883)	(80)	(178)	(620)	(343)
Other financial liabilities	(5,905)	(415)	—	—	—	(1,099)
Net statement of financial position exposure	(8,535)	2,434	77	201	(27)	2,663

Schedule of sensitivity analysis for types of market risk

	Profit or loss
Effect in euro	Strengthening	Weakening
December 31, 2018
EUR (0% movement)	—	—
USD (5% movement)	(242)	242
GBP (1% movement)	(1)	1
AUD (6% movement)	(21)	21
CAD (4% movement)	(22)	22
ILS (3% movement)	(66)	66

December 31, 2017
EUR (0% movement)	—	—
USD (12% movement)	(335)	335
GBP (4% movement)	(3)	3
AUD (5% movement)	(10)	10
CAD (6% movement)	2	(2)
ILS (3% movement)	(76)	76

December 31, 2016
EUR (0% movement)	—	—
USD (3% movement)	62	34
GBP (14% movement)	(77)	(254)